Segment Reporting (Details Textual) - Segment	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting (Textual)
Percentage of total revenue for major customers	10.00%	10.00%	10.00%
Number of segment		2